Personnel and related taxes - Summary of Personnel and Related Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Personnel and related taxes [Abstract]
Personnel and taxes	$ 222	$ 246
Withholding income tax on payroll	150	219
Accrued vacation and related charges	920	1,124
Employee profit sharing	10,239	11,450
Officers' fund	1,271	1,043
Personnel and related taxes current	12,802	14,082
Officers' fund	1,527	1,530
Personnel non-current liabilities	$ 1,527	$ 1,530